Supplementry Financial Statement Information (Tables)	12 Months Ended
Dec. 31, 2023
Supplementry Financial Statement Information [Abstract]
Schedule of Other Payables	OTHER PAYABLES (U.S. dollars in thousands):
	December 31
	2023	2022
Employees and employee institutions	760	806
Expenses payable	385	305
Royalties payable	247	247	(1)
Other liabilities	9	11
	1,401	1,369

Schedule of Cost of Expenses (Cost of Revenues, Research and Development, Net, Selling and Marketing, General and Administrative)
	Year ended December 31,
	2023	2022	2021
Salary and related expenses	393	-	1,163
Consultants and subcontractors	112	247	881
Expenditure on materials (including inventory impairment loss)	1	2	792
Depreciation and other	-	-	259
Royalties	84	-	-
Maintenance	-	-	93
	590	249	3,188
Operating costs not attributed to projects (mainly salary and related expenses) *	965	1,641	900
	1,555	1,890	4,088
Onerous contract provision included in costs	-	8	215
*	Cost and expenses relating to periods in which the plant did not operate in full capacity.

RESEARCH AND DEVELOPMENT, NET (U.S. dollars in thousands):
	Year ended December 31,
	2023	2022	2021
Salary and related expenses	2,268	2,656	2,496
Consultants and subcontractors	388	441	998
Expenditure on materials	70	1,020	738
Depreciation and other	104	486	437
Office maintenance	440	367	261
	3,270	4,970	4,930
Less: Government Grants, see Note 2L	(92)	(275)	(1,266)
	3,178	4,695	3,664
SELLING AND MARKETING (U.S. dollars in thousands):
	Year ended December 31,
	2023	2022	2021

Salary and related expenses	918	953	444
Office maintenance	35	30	46
Project Promotion	58	84	45
Consultants	87	38	90
Other	50	96	13
	1,148	1,201	638
GENERAL AND ADMINISTRATIVE (U.S. dollars in thousands):
	Year ended December 31,
	2023	2022	2021

Salary and related expenses	2,134	2,354	1,013
Office maintenance	175	117	210
Consultants and insurance	1,778	1,660	1,104
Allowance for credit losses	380	-	-
Depreciation and other	170	298	173
	4,637	4,429	2,500

Schedule of Financial Income	Financial income:
	Year ended December 31
	2023	2022	2021
Interest income	161	51	3
Exchange rate differences, Net	142	672	(58)
Bank fees	(12)	(17)	(90)
Other adjustment of royalty obligation	21	(23)	-
	312	683	(145)

Schedule of Basic and Diluted Loss Per Share	Basic and diluted loss per share is computed as follows:
	Year ended December 31,
Numerator ($ in thousands):	2023	2022	2021
Net loss for the year, as reported	(9,648)	(11,092)	(11,017)
The effect of change in terms of Series 3 warrants	(92)	-	-
Numerator for basic and diluted net loss per Ordinary Share - net loss attributable to shareholders	(9,740)	(11,092)	(11,017)
Denominator (Ordinary Shares in thousands)
Weighted average number of shares outstanding during the year	1,936,831	1,462,776	1,193,447
Weighted average number of potential shares under prefunded warrants with token exercise price (“penny" warrants)	15,266	-	-
Denominator for basic and diluted loss per share – weighted number of Ordinary Shares	1,952,097	1,462,776	1,193,447

Basic and dilutive loss per Ordinary Share (in dollars)	(4.99)	(7.58)	(9.23)